Intangible Assets, Net and Goodwill - Additional Information (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment charges	$ 0
Accumulated impairment to goodwill	$ 0